Equity, Units Rollforward (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011
Common public units outstanding	14,956,339		14,956,339
Tesoro and general partner owned common units outstanding	511,252		511,252
Tesoro owned subordinated units outstanding	15,254,890		15,254,890			15,254,890
General partner units outstanding	626,861		626,861
General partner's ownership interest	2.00%	2.00%	2.00%		2.00%
Affiliated partner ownership interest	52.00%		52.00%
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011			31,132,429
Units issued in the Martinez Marine Terminal Acquisition			210,574
Unit-based compensation awards (a)			6,339	[1]
Balance at June 30, 2012	31,349,342		31,349,342
Number of units withheld for taxes			654
Common
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011			15,254,890
Units issued in the Martinez Marine Terminal Acquisition			206,362
Unit-based compensation awards (a)			6,339	[1]
Balance at June 30, 2012	15,467,591		15,467,591
Subordinated
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011			15,254,890
Units issued in the Martinez Marine Terminal Acquisition			0
Unit-based compensation awards (a)			0	[1]
Balance at June 30, 2012	15,254,890		15,254,890
General Partner
Increase (Decrease) In Partners' Capital, Units
Balance at December 31, 2011			622,649
Units issued in the Martinez Marine Terminal Acquisition			4,212
Unit-based compensation awards (a)			0	[1]
Balance at June 30, 2012	626,861		626,861

[1]	Unit-based compensation awards are presented net of 654 units withheld for taxes.